Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net Loss	$ (6,941)	$ (2,391)	$ (39,671)	$ (30,064)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	916	810	3,589	2,519
Amortization of operating right-of-use assets	121	114	476	584
Stock-based compensation	125	183	553	513
Amortization of debt discount and issuance costs	235	90	625	495
Provision for credit losses			3,839
Provision for inventory reserve	107		286	339
Change in fair value of SAFE liability	134	(2,114)	328	9,376
Change in fair value of derivative liability	21	3	(2,842)	(31)
Loss on extinguishment of debt			16,040
Change in fair value of warrant liability	(72)	(7)
Non-cash loss on issuance of SAFEs and common stock warrants	2,217		3,061
Loss on abandoned financing transaction	345
Other	3	(35)	12	(67)
Changes in operating assets and liabilities:
Accounts receivable, net	(76)	(383)	(677)	(832)
Inventory, net	(57)	673	664	(364)
Prepaid expenses and other assets	(119)	(197)	(488)	(983)
Accounts payable	690	264	1,341	(103)
Accrued expenses and other liabilities	259	(1,277)	1,986	1,348
Operating lease liabilities	(121)	(118)	(471)	(572)
Net cash used in operating activities:	(2,213)	(4,385)	(11,349)	(17,842)
Cash flows from investing activities:
Purchases of property and equipment	(1,483)	(838)	(3,025)	(3,239)
Net cash used in investing activities	(1,483)	(838)	(3,025)	(3,239)
Cash flows from financing activities:
Proceeds from issuance of SAFEs	2,448	137	8,293	16,250
Proceeds from exercise of stock options	100	3	130	47
Proceeds from exercise of common stock warrants	26		8
Proceeds from short-term debt, net of issuance costs	831
Proceeds from convertible notes, net of issuance costs				9,357
Proceeds from related party advances	360		2,239	1,725
Repayment of related party advances	(30)		(1,770)	(1,725)
Repayment on short-term debt	(9)
Repayment on term loan		(26)
Proceeds from related party promissory note			440
Payments on debt financing			(26)	(38)
Proceeds from exercise of preferred stock warrant			154
Payment for deferred transaction costs	(180)
Net cash provided by financing activities	3,546	114	9,468	25,616
Net increase (decrease) in cash, cash equivalents and restricted cash	(150)	(5,109)	(4,906)	4,535
Cash, cash equivalents and restricted cash, beginning of period	432	5,338	5,338	803
Cash, cash equivalents and restricted cash, end of period	282	229	432	5,338
Components of cash, cash equivalent, and restricted cash
Cash and cash equivalents	129	64	279	5,173
Restricted cash in prepaid expenses and other current assets	12	12	12	14
Restricted cash, non-current	141	153	141	151
Total cash, cash equivalents, and restricted cash	282	229	432	5,338
Supplemental cash flow disclosure:
Cash paid for income taxes		12	49	2
Cash paid for interest		261	615	1,226
Non-cash investing and financing activities:
Property and equipment included in accounts payable	3,069	1,168	4,541	355
Issuance of preferred stock upon conversion of SAFEs	6,668		54,790
Issuance of preferred stock upon conversion of convertible notes			31,471
Issuance of common stock warrants			3,545	76
Conversion of related party advances to SAFE liability			469
Conversion of accrued interest on 2023 Term Loan into SAFE liability			352
Transfer of prepaid deposit to property and equipment			1,242
Issuance of common stock warrants in connection with issuance of SAFEs and promissory notes	2,822	121
Conversion of related party advance into promissory note	330
Transfer of inventory to property and equipment	35		111	162
Asset retirement obligations incurred and capitalized	6	53	$ 67	$ 264
Deferred transaction costs incurred but unpaid at period-end	$ 726